Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Use of Estimates
a.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates using assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting periods. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to inventory valuations, classification and fair value of financial instruments, assessing the likelihood of exercise of options to extend the lease term and legal contingencies.

Functional Currency
b.	Functional currency

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar (“$” or “dollar”). Accordingly, the functional currency of the Company and its subsidiaries is the U.S. dollar.

The dollar figures are determined as follows: transactions and balances originally denominated in dollars are presented in their original amounts. Balances in foreign currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. The resulting translation gains or losses are recorded as financial income or expense, as appropriate. For transactions reflected in the statements of operations in foreign currencies, the exchange rates at transaction dates are used. Depreciation and changes in inventories and other changes deriving from non-monetary items are based on historical exchange rates.

Principles of Consolidation
c.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and of its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash and Cash Equivalents
d.	Cash and cash equivalents

The Company considers all highly liquid investments, which include short-term bank deposits (up to three months from date of deposit), that are not restricted as to withdrawal or use, to be cash equivalents.

Concentration of Credit Risk and Allowance for Doubtful Accounts
e.	Concentration of credit risk and allowance for doubtful accounts

Financial instruments that may potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents, which are deposited in major financially sound institutions in the U.S, Israel and Germany, and trade accounts receivable. The Company’s trade accounts receivable is derived from revenues earned from customers from various countries. The Company performs ongoing credit evaluations of its customers’ financial condition and, requires no collateral from its customers. The Company also has a credit insurance policy for some of its customers. The Company maintains an allowance for doubtful accounts receivable based upon the expected ability to collect the accounts receivable. The Company reviews its allowance for doubtful accounts quarterly by assessing individual accounts receivable and all other balances based on historical collection experience and an economic risk assessment. If the Company determines that a specific customer is unable to meet its financial obligations to the Company, the Company provides an allowance for credit losses to reduce the receivable to the amount management reasonably believes will be collected, which is netted against “Accounts receivable - Trade”.

Inventory
f.	Inventory

Inventories are stated at the lower of cost (cost is determined on a “first-in, first-out” basis) or net realizable value. The Company’s inventories generally have a limited shelf life and are subject to impairment as they approach their expiration dates. The Company regularly evaluates the carrying value of its inventory and when, based on such evaluation, factors indicate that impairment has occurred, the Company impairs the inventories’ carrying value.

Leases
g.	Leases

In February 2016, the FASB established ASC Topic 842, Leases (Topic 842), by issuing ASU No. 2016-02, which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. The new standard establishes a right-of-use (ROU) model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the statement of operations. We adopted the new standard on January 1, 2019 using the modified retrospective transition method and we did not restate comparative periods. The new standard provides a number of optional practical expedients in transition. We have elected the ‘package of practical expedients’, which permit it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs for leases entered into prior to adoption of Topic 842.

Additionally, the Company did not separate lease and non-lease components for all of our leases. The Company elected the short-term lease recognition exemption for all leases that qualify. This means, for those leases that qualify, the Company will not recognize ROU assets or lease liabilities, and this includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition. Instead, we will continue to recognize the lease payments for those leases in profit or loss on a straight-line basis over the lease term.

The new standard had a material effect on the Company’s financial statements. The most significant effects of adoption relate to (1) the recognition of new operating lease ROU assets and operating lease liabilities on its balance sheet for real estate operating leases; and (2) providing significant new disclosures about its leasing activities.

Upon adoption, we recognized additional operating lease liabilities, of approximately $1.2 million based on the present value of the remaining lease payments under current leasing standards for existing operating leases. The Company also recognized corresponding ROU assets of approximately $1.2 million. Lease terms may include options to extend or terminate the lease when the Company is reasonably certain that the option will be exercised. Lease expense is recognized on a straight-line basis over the lease term. Our leases may include variable payments based on measures that include changes in price index which are expensed as incurred and presented as operating expense on the condensed consolidated statements of operations in the same line item as expense arising from fixed lease payments.

The new standard also provides practical expedients for an entity’s ongoing accounting. See Note 7.

Property, Plant and Equipment
h.	Property, plant and equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets: over three years for computers and other electronic equipment, and seven to fifteen years for office furniture and equipment and machinery and equipment (mainly seven years). Leasehold improvements are amortized on a straight-line basis over the term of the lease, which is shorter than the estimated life of the improvements.

Impairment in Value of Long-lived Assets
i.	Impairment in value of long-lived assets

The Company tests long-lived intangible and tangible assets for impairment whenever events or circumstances present an indication of impairment. If the sum of expected future cash flows (undiscounted and without interest charges) of the long-lived assets is less than the carrying amount of such assets, an impairment would be recognized, and the assets would be written down to their estimated fair values, based on expected future discounted cash flows.

Revenue Recognition
j.	Revenue recognition

A contract with a customer exists only when: 1) the parties to the contract have approved it and are committed to perform their respective obligations, 2) the Company can identify each party’s rights regarding the distinct goods or services to be transferred (“Performance Obligations”), 3) the Company can determine the transaction price for the goods or services to be transferred, 4) the contract has commercial substance and 5) it is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer. Revenues are recorded in the amount of consideration to which the Company expects to be entitled in exchange for Performance Obligations upon transfer of control to the customer, excluding sales taxes.

Revenue from sales of goods, including sales to distributors, is recognized when the customer obtains control of the product, once the Company has a present right to payment and legal title, and risk and rewards of ownership are obtained by the customer. This occurs when products are shipped.

The Company recognizes the incremental costs of obtaining contracts as an expense since the amortization period of the assets that the Company otherwise would have recognized is one year or less. The costs are recorded under selling and marketing expenses. Disaggregated revenue is disclosed in Note 11.

The Company recognizes revenue net of value added tax (VAT).

Research and Development Costs
k.	Research and development costs

Research and development costs are charged to the statement of operations as incurred.

Share-based Compensation
l.	Share-based compensation

The Company has equity incentive plans under which the Company grants equity awards, including stock options, restricted stock and restricted stock units (“RSUs”). Employee equity awards are classified as equity awards and accounted for using the grant-date fair value method. The Company determines compensation expense associated with Restricted Stock and RSUs based on the fair value of our common stock on the date of grant. The fair value of option awards is estimated using the Black-Scholes valuation model and expensed over the requisite service period. The Company elected to account for forfeitures as they occur.

The Company elected to recognize compensation expenses for awards with only service conditions that have graded vesting schedules using the accelerated multiple option approach.

Uncertain Tax Positions
m.	Uncertain tax positions

The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. If under the first step a tax provision is assessed to be more likely than not of being sustained on audit, the second step is performed, under which the tax benefit is measured as the largest amount that is more than 50% likely to be realized upon ultimate settlement. Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date. The Company’s policy is to include interest related to unrecognized tax benefits within “Financial expenses - net”.

Deferred Income Taxes
n.	Deferred income taxes

Deferred taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. The Company assesses realization of deferred income tax assets and, based on all available evidence, concludes whether it is more likely than not that the net deferred income tax assets will be realized. A valuation allowance is provided for the amount of deferred income tax assets not considered to be realizable.

The Company may incur an additional tax liability in the event of intercompany dividend distributions by its subsidiaries. Such additional tax liability in respect of these foreign subsidiaries has not been provided for in these financial statements as it is the Company’s policy to permanently reinvest the subsidiaries’ earnings and to consider distributing dividends only in connection with a specific tax opportunity that may arise.

Taxes that would apply in the event of disposal of investments in a foreign subsidiary have not been taken into account in computing the deferred taxes, as it is the Company’s intention to hold, and not to realize, these investments.

Advertising
o.	Advertising

Costs related to advertising and promotion of products are charged to sales and marketing expense as incurred. Advertising expenses were approximately $262,000 and $157,000 for the years ended December 31, 2019 and 2018, respectively.

Net Loss Per Share
p.	Net loss per share

Basic and diluted net loss per share is computed by dividing the net loss for the period attributable to common stock (after adding the extinguishment and accretion of Series D and Series C Convertible Preferred shares in 2018) by the weighted average number of shares of common stock outstanding during the period, including 151,884 and 21,632 weighted average shares of common stock issuable to holders of Series B Convertible Preferred Stock (since they are convertible based on passage of time) and 72,493 and 15,885 weighted average shares of common stock issuable to holders of unexercised Pre-Funded Warrants for the years ended December 31, 2019 and 2018, respectively.

The calculation of diluted net loss per share excludes potential share issuances of common stock upon the exercise of share options, warrants, restricted stocks, restricted stock units, preferred stock and placement agent unit as their effect is anti-dilutive.

Segment Reporting
q.	Segment reporting

The Company has one operating and reportable segment.

Fair Value Measurement
r.	Fair value measurement

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Issued Accounting Pronouncements Effective in Future Periods
s.	Issued accounting pronouncements effective in future periods

Financial Instruments - Credit Losses

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326)-Measurement of Credit Losses on Financial Instruments. This guidance replaces the current incurred loss impairment methodology. Under the new guidance, on initial recognition and at each reporting period, an entity is required to recognize an allowance that reflects its current estimate of credit losses expected to be incurred over the life of the financial instrument based on historical experience, current conditions and reasonable and supportable forecasts. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments - Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates (“ASU 2019-10”). The purpose of this amendment is to create a two tier rollout of major updates, staggering the effective dates between larger public companies and all other entities. This granted certain classes of companies, including Smaller Reporting Companies (“SRCs”), additional time to implement major FASB standards, including ASU 2016-13. Larger public companies will have an effective date for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All other entities are permitted to defer adoption of ASU 2016-13, and its related amendments, until the earlier of fiscal periods beginning after December 15, 2022. Under the current SEC definitions, the Company meets the definition of an SRC as of the ASU 2019-10 issuance date and is adopting the deferral period for ASU 2016-13. The guidance requires a modified retrospective transition approach through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The Company is currently evaluating the impact of the adoption of ASU 2016-13 on its consolidated financial statements, but does not believe the adoption of this standard will have a material impact on its consolidated financial statements.